13 OTHER PAYABLES (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Other Payables [Abstract]
Opening balance	R$ 640,989
New leases	106,584
Present Value Adjustments - New leases	(54,080)
Contract review	(175,609)
Write off	(1,374)
Payments	(94,727)
Interest appropriated	52,607
Net balance	R$ 474,390